Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Credit losses Splitted by Class of Financial instrument (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 10,031,067	$ 15,066,510
Loans and other financing [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	9,631,477	14,985,662
Loans commitment [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	353,085	35,018
Other financial assets [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	26,448	28,569
Other debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,753	8,259
Other debt securities at fair value through OCI [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 16,304	$ 9,002